Equity Incentive Plan - Schedule of Share Based Compensation Expense (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Based Compensation Expense [Line Items]
General and administrative	$ 688
Total	688
Less: Share-based compensation expense attributable to noncontrolling interests	(92)
Share-based compensation expense attributable to Nexera	$ 596